Business Segment Data (Details) - Business Segment Data (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Revenue		$ 4,096,000	$ 5,605,000		$ 23,021,000	$ 23,757,000
Operating (loss) income:
Operating Income (Loss)		(1,209,000)	(1,642,000)		(4,910,000)	(4,906,000)
Interest expense, net		(41,000)	(51,000)		(297,000)	(1,217,000)
Gain on debt extinguishment	8,800,000		4,000	60,000	60,000	8,796,000
Change in warrant liabilities		(68,000)	108,000		4,041,000	(3,655,000)
Loss from continuing operations before income taxes		(1,318,000)	(1,581,000)		(1,106,000)	(982,000)
Income tax expense		(8,000)	(7,000)		(23,000)	8,000
Loss from continuing operations		(1,326,000)	(1,588,000)		(1,129,000)	(974,000)
Digital Display Sales [Member]
Revenues:
Revenue		2,451,000	3,837,000
Operating (loss) income:
Operating Income (Loss)		(1,008,000)	(1,141,000)
Digital Display Lease and Maintenance [Member]
Revenues:
Revenue		1,645,000	1,768,000
Operating (loss) income:
Operating Income (Loss)		262,000	217,000
General Corporate [Member]
Operating (loss) income:
Operating Income (Loss)		$ (463,000)	$ (718,000)